Quarterly Holdings Report
for
Fidelity® SAI Inflation-Protected Bond Index Fund
March 31, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SPB-NPRT1-0526
1.9916286.101
U.S. Treasury Obligations - 99.5%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2051	1.87 to 2.51	162,410,273	86,474,720
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2052	1.94 to 2.65	189,389,344	98,426,599
US Treasury Bonds Inflation-Indexed 0.25% 2/15/2050	1.97 to 2.67	75,396,418	42,728,124
US Treasury Bonds Inflation-Indexed 0.625% 2/15/2043	1.82 to 2.51	232,305,820	171,311,953
US Treasury Bonds Inflation-Indexed 0.75% 2/15/2042	1.87 to 2.46	208,207,209	160,561,222
US Treasury Bonds Inflation-Indexed 0.75% 2/15/2045	1.92 to 2.57	219,316,880	157,719,055
US Treasury Bonds Inflation-Indexed 0.875% 2/15/2047	1.91 to 2.55	158,393,338	112,451,072
US Treasury Bonds Inflation-Indexed 1% 2/15/2046	1.94 to 2.62	91,913,812	68,238,733
US Treasury Bonds Inflation-Indexed 1% 2/15/2048	1.84 to 2.65	222,906,878	160,255,634
US Treasury Bonds Inflation-Indexed 1% 2/15/2049	1.90 to 2.63	140,734,912	99,722,839
US Treasury Bonds Inflation-Indexed 1.375% 2/15/2044	1.90 to 2.59	259,240,568	214,391,322
US Treasury Bonds Inflation-Indexed 1.5% 2/15/2053	1.83 to 2.68	272,793,056	209,313,140
US Treasury Bonds Inflation-Indexed 1.75% 1/15/2028	0.97 to 1.95	148,087,320	150,234,030
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2040	1.79 to 2.25	98,883,378	96,863,270
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2041	1.76 to 2.40	107,338,909	103,953,231
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2054	1.90 to 2.63	139,770,675	123,356,502
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.19 to 2.64	185,360,803	172,443,254
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2056	2.43	91,125,972	84,712,893
US Treasury Bonds Inflation-Indexed 2.5% 1/15/2029	1.41 to 1.68	212,314,826	220,276,477
US Treasury Bonds Inflation-Indexed 3.375% 4/15/2032	1.50 to 2.09	80,863,337	89,243,647
US Treasury Bonds Inflation-Indexed 3.625% 4/15/2028	1.08 to 1.98	162,210,268	170,599,205
US Treasury Bonds Inflation-Indexed 3.875% 4/15/2029	1.22 to 2.08	207,232,641	223,597,715
US Treasury Notes Inflation-Indexed 0.125% 1/15/2030	1.21 to 2.10	374,023,961	358,050,374
US Treasury Notes Inflation-Indexed 0.125% 1/15/2031	1.28 to 1.99	453,117,665	426,090,585
US Treasury Notes Inflation-Indexed 0.125% 1/15/2032	1.46 to 1.99	491,782,933	452,689,899
US Treasury Notes Inflation-Indexed 0.125% 4/15/2027	1.08 to 1.92	437,731,668	435,240,574
US Treasury Notes Inflation-Indexed 0.125% 7/15/2030	1.08 to 2.00	509,293,514	484,888,582
US Treasury Notes Inflation-Indexed 0.125% 7/15/2031	1.30 to 1.93	482,014,116	450,452,957
US Treasury Notes Inflation-Indexed 0.25% 7/15/2029	1.01 to 1.78	423,284,858	411,752,569
US Treasury Notes Inflation-Indexed 0.375% 7/15/2027	0.73 to 1.66	379,753,497	379,701,542
US Treasury Notes Inflation-Indexed 0.5% 1/15/2028	0.88 to 1.89	443,990,614	440,618,485
US Treasury Notes Inflation-Indexed 0.625% 7/15/2032	1.29 to 2.16	545,022,760	514,348,974
US Treasury Notes Inflation-Indexed 0.75% 7/15/2028	0.70 to 1.69	355,050,252	354,069,884
US Treasury Notes Inflation-Indexed 0.875% 1/15/2029	1.33 to 1.84	293,003,419	290,894,724
US Treasury Notes Inflation-Indexed 1.125% 1/15/2033	1.47 to 1.94	549,509,157	529,375,218
US Treasury Notes Inflation-Indexed 1.125% 10/15/2030	1.15 to 1.42	506,510,590	502,070,523
US Treasury Notes Inflation-Indexed 1.25% 4/15/2028	1.00 to 1.93	501,160,179	503,194,861
US Treasury Notes Inflation-Indexed 1.375% 7/15/2033	1.49 to 2.07	506,814,751	495,545,819
US Treasury Notes Inflation-Indexed 1.625% 10/15/2027	0.72 to 1.93	496,238,978	504,039,565
US Treasury Notes Inflation-Indexed 1.625% 10/15/2029	1.03 to 1.84	509,589,768	517,744,961
US Treasury Notes Inflation-Indexed 1.625% 4/15/2030	1.18 to 1.63	479,456,188	484,354,849
US Treasury Notes Inflation-Indexed 1.75% 1/15/2034	1.57 to 2.34	516,829,174	514,780,887
US Treasury Notes Inflation-Indexed 1.875% 1/15/2036	1.92 to 2.01	420,411,600	415,433,579
US Treasury Notes Inflation-Indexed 1.875% 7/15/2034	1.53 to 2.23	608,657,496	611,810,194
US Treasury Notes Inflation-Indexed 1.875% 7/15/2035	1.72 to 1.97	602,608,135	599,778,718
US Treasury Notes Inflation-Indexed 2.125% 1/15/2035	1.71 to 2.14	602,145,578	612,431,616
US Treasury Notes Inflation-Indexed 2.125% 4/15/2029	1.45 to 1.80	417,716,040	428,911,441
US Treasury Notes Inflation-Indexed 2.375% 10/15/2028	0.93 to 1.76	380,247,488	393,726,472
TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,165,948,212)			15,128,872,489

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $12,775,187)	3.69	12,772,633	12,775,187

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $15,178,723,399)	15,141,647,676
NET OTHER ASSETS (LIABILITIES) - 0.4%	57,211,774
NET ASSETS - 100.0%	15,198,859,450

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	88,182,953	438,751,134	514,158,900	389,720	(5,888)	5,888	12,775,187	12,772,633	0.0%
Total	88,182,953	438,751,134	514,158,900	389,720	(5,888)	5,888	12,775,187

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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